Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2025	Oct. 31, 2024
Disclosure of financial assets [line items]
Amortized cost	$ 233,747	$ 157,208
Allowance for credit losses on debt securities at FVOCI	39	35
Held-to-collect securities category [member]
Disclosure of financial assets [line items]
Amortized cost	$ 100,665	$ 100,258